UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2010

Date of reporting period:	January 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-3

Schedules of Investments	4-14

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets	17-18

Statements of Cash Flows	19

Notes to Financial Statements	20-38

Financial Highlights	39-40

Joint Annual Shareholder Meeting Results/ Changes to the Funds’ Board of Trustees/Proxy Voting Policies & Procedures/Change in Portfolio Manager	41

Changes to Fund Names and Investment Policies	42

PIMCO Income Strategy/PIMCO Income Strategy II Funds Letter to Shareholders

March 15, 2010

Dear Shareholder:

Please find enclosed the semiannual report for PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (collectively, the “Funds”) for the fiscal six-month period ended January 31, 2010. On March 1, 2010, each Fund changed its name and rescinded its non-fundamental investment policy to, under normal market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, securities with durations of less than or equal to one year, and fixed rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. Each Fund now seeks to achieve its investment objective by ordinarily investing in a diversified portfolio of floating and/or fixed-rate debt instruments.

Corporate credit securities provided solid returns during the six-month period as investors continued to gravitate toward riskier assets and away from lower-yielding government bonds. The Barclays Capital Investment Grade Credit Index, a measure of high quality corporate bond performance, returned 6.22% and the Barclays Capital U.S. High Yield Bond Index, a measure of below-investment-grade corporate bond performance, returned 15.78%. In contrast, government bonds, represented by the Barclays Capital Long Term Treasury Index, returned 0.92% for the period. The Barclays Capital U.S. Aggregate Index, a broad credit market measure of government and corporate securities, posted a return of 3.87%. Mortgage-backed securities, represented by the Barclays Capital Mortgage Index, returned 3.46%. Stocks also advanced for the six-month period as the Standard & Poor’s 500 Index advanced 9.87%.

The Federal Reserve held the Federal Funds Rate, the key target rate on loans between member banks, to a historically low target range of 0.00% to 0.25% during the six-month period and pursued other initiatives designed to inject liquidity into the financial system. Under its policy of quantitative easing, the U.S. monetary authority purchased large amounts of securities (such as mortgage-backed securities and U.S. Treasuries) from commercial banks to encourage lending to consumers and businesses.

For specific information on the Funds and a review of their performance for the reporting period, please see the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

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PIMCO Income Strategy Fund Fund Insights/Performance & Statistics

January 31, 2010 (unaudited)

•             For the fiscal six-month period ended January 31, 2010, PIMCO Income Strategy Fund returned 33.87% on net asset value (“NAV”) and 53.04% on market price.

•             An emphasis on the banking and non-captive consumer and diversified sectors, which were among the top performing corporate industry categories during the period, contributed strongly to performance.

•             Security selection in the insurance sector, where select life insurance companies posted outsized gains, was a significant benefit to performance.

•             Minimal exposure to the gaming sector, which lagged the broader corporate market during the period, contributed to performance.

•             Security selection in the consumer cyclical sector, where automotive related holdings outperformed alongside government sponsored campaigns, added to returns for the period.

•             Below market weighting to the broadcasting sector, which benefited significantly from the overall stretch for higher yield during the period, detracted from performance.

•             An emphasis on more defensive sectors and higher quality, including exposure to investment-grade holdings, negatively impacted performance given the rally in lower-quality credits during the six-month period.

Total Return(1):	Market Price	NAV
Six Month	53.04%	33.87%
1 Year	67.15%	77.85%
5 Year	0.92%	(0.08)%
Commencement of Operations (8/29/03) to 1/31/10	2.89%	1.40%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/10	Market Price	$11.95
NAV	NAV	$10.33
Market Price	Premium to NAV	15.68%
	Market Price Yield(2)	6.26%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders (comprised of net investment income) payable to shareholders by the market price per common share at January 31, 2010.

2 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund II Fund Insights/Performance & Statistics

January 31, 2010 (unaudited)

•             For the fiscal six-month period ended January 31, 2010, PIMCO Income Strategy Fund II returned 31.92% on NAV and 44.43% on market price.

•             An emphasis on the banking and non-captive consumer and diversified sectors, which were among the top performing corporate industry categories during the period, contributed strongly to performance.

•             Security selection in the insurance sector, where select life insurance companies posted outsized gains, was a significant benefit to performance.

•             Minimal exposure to the gaming sector, which lagged the broader corporate market during the period, contributed to performance.

•             Security selection in the consumer cyclical sector, where automotive related holdings outperformed alongside government sponsored campaigns, added to returns for the period.

•             Below market weighting to the broadcasting sector, which benefited significantly from the overall stretch for higher yield during the period, detracted from performance.

•             An emphasis on more defensive sectors and higher quality, including exposure to investment grade holdings, negatively impacted performance given the rally in lower-quality credits during the six-month period.

Total Return(1):	Market Price	NAV
Six Month	44.43%	31.92%
1 Year	77.22%	77.20%
5 Year	(1.63)%	(2.55)%
Commencement of Operations (10/29/04) to 1/31/10	(1.75)%	(2.31)%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/10	Market Price	$9.87
NAV	NAV	$9.14
Market Price	Premium to NAV	7.99%
	Market Price Yield(2)	7.07%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders (comprised of net investment income) payable to shareholders by the market price per common share at January 31, 2010.

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 3

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 59.6%

Apparel & Textiles – 0.3%
$900	Hanesbrands, Inc., 3.831%, 12/15/14, FRN	B1/B+	$859,500
Banking – 15.9%
	Barclays Bank PLC (i),
1,200	7.375%, 12/15/11 (a) (d)	Baa2/BBB+	1,146,000
1,485	7.434%, 12/15/17 (a) (d)	Baa2/BBB+	1,421,888
£4,300	14.00%, 6/15/19	Baa2/BBB+	8,767,930
$1,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a) (d) (i)	A2/BBB	960,314
600	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Ba1/BBB-	587,684
3,625	HSBC Capital Funding L.P., 9.547%, 6/30/10 (a) (d) (i)	A3/A-	3,697,500
10,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a) (d) (i)	Aa2/AA-	12,817,270
7,200	Regions Financial Corp., 0.421%, 6/26/12, FRN (l)	Baa3/BBB	6,418,750
£31	Royal Bank of Scotland PLC, 4.556%, 4/6/11, VRN	NR/NR	46,520
$6,260	Swedbank AB, 9.00%, 3/17/10 (a) (d) (i)	Ba1/BB	6,135,057
4,600	UBS Preferred Funding Trust I, 8.622%, 10/1/10 (i)	Baa3/BBB-	4,443,204
			46,442,117
Financial Services – 31.3%
	American General Finance Corp., FRN,
3,900	0.504%, 12/15/11	B2/BB+	3,204,505
775	0.553%, 8/17/11	B2/BB+	659,386
£1,700	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	1,893,235
$4,900	Bank of America Corp., 8.125%, 5/15/18 (i)	Ba3/BB	4,658,430
1,400	Capital One Capital VI, 8.875%, 5/15/40	Baa2/BB	1,467,767
2,500	Chukchansi Economic Dev. Auth., 4.024%, 11/15/12, FRN (a) (d)	B3/B+	2,012,500
	CIT Group, Inc.,
3,032	7.00%, 5/1/13	NR/NR	2,789,026
947	7.00%, 5/1/14	NR/NR	851,408
947	7.00%, 5/1/15	NR/NR	827,725
1,579	7.00%, 5/1/16	NR/NR	1,361,781
2,211	7.00%, 5/1/17	NR/NR	1,892,677
100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	93,500
2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a) (d) (i)	Aa3/A-	2,190,625
	Ford Motor Credit Co. LLC,
10,250	3.001%, 1/13/12, FRN	B3/B-	9,699,063
2,200	7.25%, 10/25/11	B3/B-	2,227,779
	GMAC, Inc.,
500	6.00%, 12/15/11	Ca/B	489,090
1,425	6.875%, 9/15/11	Ca/B	1,422,493
1,625	6.875%, 8/28/12	Ca/B	1,603,974
2,600	7.25%, 3/2/11	Ca/B	2,615,584
5,102	7.50%, 12/31/13	Ca/B	5,127,510
7,000	ILFC E-Capital Trust I, 5.90%, 12/21/65, (converts to FRN on 12/21/10) (a) (b) (d) (m) (acquisition cost-$3,473,750; purchased 11/10/09)	B3/BB	3,990,000
	International Lease Finance Corp.,
650	4.75%, 1/13/12	B1/BB+	573,788
650	5.30%, 5/1/12	B1/BB+	568,492
650	5.35%, 3/1/12	B1/BB+	570,725
650	5.45%, 3/24/11	B1/BB+	613,284
2,111	5.625%, 9/20/13	B1/BB+	1,738,928
4,100	5.75%, 6/15/11	B1/BB+	3,844,627
2,947	6.625%, 11/15/13	B1/BB+	2,468,057

4 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (f)	WR/NR	$450
11,100	National City Preferred Capital Trust I, 12.00%, 12/10/12 (i) (l)	Baa2/BBB	12,664,734
1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB	1,551,623
9,650	SLM Corp., 0.479%, 10/25/11, FRN	Ba1/BBB-	8,903,669
4,250	Wells Fargo & Co., 7.98%, 3/15/18 (i)	Ba1/A-	4,313,750
2,550	Wells Fargo Capital XIII, 7.70%, 3/26/13 (i)	Ba1/A-	2,486,250
			91,376,435
Healthcare & Hospitals – 1.2%
3,300	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	3,506,250
Insurance – 9.9%
	American International Group, Inc.,
1,600	0.353%, 3/20/12, FRN (l)	A3/NR	1,418,310
5,900	0.361%, 10/18/11, FRN (l)	A3/A-	5,373,342
€700	0.82%, 4/26/11, FRN	A3/A-	910,155
$5,000	4.95%, 3/20/12	A3/NR	4,857,130
6,400	5.45%, 5/18/17	A3/A-	5,137,971
700	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	476,000
4,400	8.25%, 8/15/18 (l)	A3/A-	4,045,413
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,406,106
$800	AXA S.A., 6.463%, 12/14/18 (a) (d) (i)	Baa1/BBB+	637,000
2,300	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	2,282,750
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17)	A2/A-	2,247,972
			28,792,149
Oil & Gas – 0.2%
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a) (d)	B3/B+	600,000
Paper/Paper Products – 0.7%
2,500	Verso Paper Holdings LLC, 4.031%, 8/1/14, FRN	B2/B-	2,062,500
Telecommunications – 0.0%
2,500	Hawaiian Telcom Communications, Inc., 8.765%, 5/1/13, FRN (b) (f)	WR/NR	71,875
Utilities – 0.1%
390	Dominion Resources, Inc., 6.30%, 9/30/66, (converts to FRN on 9/30/11) (l)	Baa3/BBB	362,838
Total Corporate Bonds & Notes (cost-$158,671,428)			174,073,664

MORTGAGE-BACKED SECURITIES – 17.2%
1,100	Banc of America Commercial Mortgage, Inc., 5.451%, 1/15/49, CMO	Aaa/NR	992,271
3,163	Banc of America Funding Corp., 4.503%, 2/20/36, CMO, FRN	NR/AAA	2,754,302
1,400	Banc of America Mortgage Securities, Inc., 4.763%, 5/25/35, CMO, FRN	B3/NR	1,111,191
700	Bear Stearns Commercial Mortgage Securities, 5.70%, 6/11/50, CMO	NR/AA-	643,756
	Chase Mortgage Finance Corp., CMO,
2,161	5.422%, 3/25/37, FRN	B3/NR	1,811,047
1,200	6.00%, 7/25/37	NR/CCC	954,544
1,500	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Baa3/NR	1,314,280

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$1,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/A-	$1,353,546
	Commercial Mortgage Pass Through Certificates, CMO,
1,900	5.306%, 12/10/46	Aaa/NR	1,719,383
6,550	5.816%, 12/10/49, VRN	Aaa/A	6,232,763
143	Countrywide Home Loan Mortgage Pass Through Trust, 3.401%, 2/20/35, CMO, VRN	A3/AA-	122,545
	Credit Suisse Mortgage Capital Certificates, CMO,
800	6.00%, 2/25/37	NR/CCC	622,832
900	6.216%, 2/15/41, VRN	NR/AA	775,526
2,330	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	2,163,533
520	GSR Mortgage Loan Trust, 5.50%, 5/25/36, CMO	NR/B	439,869
90	Harborview Mortgage Loan Trust, 5.033%, 7/19/35, CMO, VRN	Baa2/BBB+	64,848
4,600	JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 6/12/47, CMO	Aaa/A+	4,318,182
2,657	JPMorgan Mortgage Trust, 5.00%, 3/25/37, CMO	NR/CCC	2,022,578
2,100	LB-UBS Commercial Mortgage Trust, 5.43%, 2/15/40, CMO, VRN	NR/A+	1,891,975
1,103	Mellon Residential Funding Corp., 0.583%, 11/15/31, CMO, FRN	Aaa/AAA	1,041,566
8,069	Morgan Stanley Capital I, 5.88%, 6/11/49, CMO, VRN	NR/BBB+	7,378,853
3,848	Suntrust Adjustable Rate Mortgage Loan Trust, 5.689%, 4/25/37, CMO, FRN	NR/CCC	3,079,786
394	WaMu Mortgage Pass Through Certificates, 5.921%, 9/25/36, CMO, VRN	NR/CCC	294,989
	Wells Fargo Mortgage Backed Securities Trust, CMO,
6,274	5.587%, 7/25/36, FRN	NR/CCC	5,057,639
2,300	6.00%, 8/25/37	B1/NR	1,894,187
Total Mortgage-Backed Securities (cost-$45,446,055)			50,055,991

SENIOR LOANS (a) (c) – 4.5%

Consumer Products – 0.3%
1,000	National Mentor, Inc., 2.512%, 6/29/12 (b) (m) (acquisition cost-$995,688; purchased 9/26/06)		905,000
Diversified Manufacturing – 0.7%
4,522	Grant Forest Products, 10.75%, 9/16/13 (b) (f) (m) (acquisition cost-$4,539,385; purchased 3/16/07-7/2/09)		223,287
	KION Group GmbH (b) (m),
1,253	2.481%, 12/20/14, Term B (acquisition cost-$1,253,057; purchased 3/5/07-12/30/09)		968,613
1,253	2.731%, 12/20/15, Term C (acquisition cost-$1,253,057; purchased 3/5/07-12/30/09)		968,613
			2,160,513
Electronics – 0.4%
€982	Sensata Technologies, Inc., 2.728%, 4/27/13		1,209,582
Financial Services – 1.3%
	CIT Group, Inc., Term DD,
$1,000	9.50%, 1/20/12 (e)		1,024,063
1,000	13.00%, 1/20/12 (e)		1,024,063
1,600	13.00%, 1/20/12 (b) (m) (acquisition cost-$1,327,427; purchased 12/23/09)		1,638,501
			3,686,627

6 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value

Multi-Media – 1.0%
		Seven Media Group, Term T
AUD 660		5.73%, 12/28/12		$533,812
AUD 2,766		6.058%, 2/7/13		2,237,058
				2,770,870
Paper/Paper Products – 0.1%
		Verso Paper Holdings LLC (b) (m),
$448		6.531%, 2/1/13 (acquisition cost-$443,630; purchased 1/25/07-5/1/09)		229,600
41		7.281%, 2/1/13 (acquisition cost-$40,370; purchased 1/25/07-11/03/09)		20,725
				250,325
Recreation – 0.0%
		Cedar Fair L.P.,
–	(h)	2.231%, 8/30/12		291
1		4.231%, 8/30/14		1,162
				1,453
Telecommunications – 0.7%
2,589		Hawaiian Telcom Communications, Inc., 4.75%, 6/1/14, Term C (b) (f) (m) (acquisition cost-$2,589,039; purchased 6/1/07-1/15/10)		2,174,793
Total Senior Loans (cost-$19,044,637)				13,159,163

ASSET-BACKED SECURITIES – 1.9%
1,858		Asset Backed Funding Certificates, 0.451%, 5/25/37, FRN (a) (d)	Ba1/B-	1,555,071
		Credit Suisse First Boston Mortgage Securities Corp., FRN,
12		0.931%, 7/25/32	Aaa/AAA	7,608
426		0.971%, 8/25/32	Aaa/AAA	313,624
1,881		Lake Country Mortgage Loan Trust, 0.691%, 12/25/32, FRN (a) (d)	Aaa/AAA	1,739,251
3,033		Popular ABS Mortgage Pass-Through Trust, 0.511%, 7/25/35, FRN	Aaa/AAA	1,926,051
Total Asset-Backed Securities (cost-$5,405,807)				5,541,605

PREFERRED STOCK – 0.9%

Shares

Financial Services – 0.9%
30		Richmond Cnty. Capital Corp., 3.501%, Ser. C, FRN (a) (b) (d) (m) (acquisition cost-$3,068,307; purchased 3/04/04) (cost-$3,068,307)	NR/NR	2,683,127

CONVERTIBLE PREFERRED STOCK – 0.9%

Financial Services – 0.9%
2,700		Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost-$1,869,885)	Ba1/A-	2,545,020

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 7

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS — 15.0%

Corporate Notes — 12.8%
Financial Services — 8.4%

	American General Finance Corp.,
$4,800	0.307%, 3/2/10, FRN	B2/NR	$4,754,640
900	4.875%, 5/15/10	B2/BB+	890,217
	International Lease Finance Corp.,
2,000	0.482%, 5/24/10, FRN	B1/BB+	1,960,814
1,350	4.875%, 9/1/10	B1/BB+	1,316,164
4,450	5.00%, 4/15/10	B1/BB+	4,420,901
650	5.125%, 11/1/10	B1/BB+	631,335
7,150	5.625%, 9/15/10 (l)	B1/BB+	6,969,019
3,600	SLM Corp., 0.34%, 3/15/10, FRN	Ba1/BBB-	3,589,132
			24,532,222
Insurance — 4.4%
	American International Group, Inc.,
10,000	0.321%, 9/27/10, FRN	A3/A-	9,522,310
1,500	4.70%, 10/1/10	A3/A-	1,494,714
	Residential Reinsurance Ltd., FRN (a) (b) (d) (m),
1,300	7.506%, 6/7/10 (acquisition cost-$1,300,000; purchased 5/16/07)	NR/BB	1,314,365
500	8.006%, 6/7/10 (acquisition cost-$500,000; purchased 5/16/07)	NR/BB-	507,075
			12,838,464
Total Corporate Notes (cost-$35,362,992)			37,370,686
U.S. Treasury Bills (j) — 0.1%
393	0.06%-0.25%, 2/18/10-3/4/10 (cost-$392,995)		392,995
Repurchase Agreements — 2.1%
1,000	Barclays Capital, Inc., dated 1/29/10, 0.11%, due 2/1/10, proceeds $1,000,009; collateralized by U.S. Treasury Inflation Index Notes, 3.50%, due 1/15/11, valued at $1,029,851 including accrued interest		1,000,000
4,200	Deutsche Bank Securities, Inc., dated 1/29/10, 0.10%, due 2/1/10, proceeds $4,200,035; collateralized by U.S. Treasury Bonds, 4.375%, due 11/15/39, valued at $4,306,848 including accrued interest		4,200,000
918	State Street Bank & Trust Co., dated 1/29/10, 0.01%, due 2/1/10, proceeds $918,001; collateralized by U.S. Treasury Bills, zero coupon, due 2/11/10, valued at $940,000		918,000
Total Repurchase Agreements (cost-$6,118,000)			6,118,000
Total Short-Term Investments (cost-$41,873,987)			43,881,681
Total Investments (cost-$275,380,106) — 100.0%			$291,940,251

8 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES — 60.1%

Banking — 14.9%
	Barclays Bank PLC (i),
$2,600	7.375%, 12/15/11 (a) (d)	Baa2/BBB+	$2,483,000
3,000	7.434%, 12/15/17 (a) (d)	Baa2/BBB+	2,872,500
£8,600	14.00%, 6/15/19	Baa2/BBB+	17,535,862
$2,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a) (d) (i)	A2/BBB	1,920,628
1,400	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Ba1/BBB-	1,371,262
12,175	HSBC Capital Funding L.P., 9.547%, 6/30/10 (a) (d) (i)	A3/A-	12,418,500
15,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a) (d) (i)	Aa2/AA-	19,225,905
14,900	Regions Financial Corp., 0.421%, 6/26/12, FRN (l)	Baa3/BBB	13,283,246
£3,911	Royal Bank of Scotland PLC, 4.556%, 4/6/11, VRN	NR/NR	5,828,055
$9,400	UBS Preferred Funding Trust I, 8.622%, 10/1/10 (i)	Baa3/BBB-	9,079,591
			86,018,549
Financial Services — 32.8%
8,415	AIG SunAmerica Global Financing VI, 6.30%, 5/10/11 (a) (d) (l)	A1/A+	8,425,603
	American General Finance Corp., FRN,
8,450	0.504%, 12/15/11	B2/BB+	6,943,095
1,625	0.553%, 8/17/11	B2/BB+	1,382,582
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	2,338,702
$10,100	Bank of America Corp., 8.125%, 5/15/18 (i)	Ba3/BB	9,602,070
2,900	Capital One Capital VI, 8.875%, 5/15/40	Baa2/BB	3,040,374
3,500	Chukchansi Economic Dev. Auth., 4.024%, 11/15/12, FRN (a) (d)	B3/B+	2,817,500
	CIT Group, Inc.,
2,912	7.00%, 5/1/13	NR/NR	2,678,951
1,068	7.00%, 5/1/14	NR/NR	959,736
1,068	7.00%, 5/1/15	NR/NR	933,039
1,780	7.00%, 5/1/16	NR/NR	1,535,046
2,491	7.00%, 5/1/17	NR/NR	2,133,493
200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	187,000
100	Citigroup, Inc., 6.50%, 8/19/13	A3/A	108,137
	Ford Motor Credit Co. LLC,
8,400	3.001%, 1/13/12, FRN	B3/B-	7,948,500
7,000	7.25%, 10/25/11	B3/B-	7,088,389
3,300	7.80%, 6/1/12	B3/B-	3,347,900
	GMAC, Inc.,
3,000	2.456%, 12/1/14, FRN	Ca/B	2,527,500
5,500	6.00%, 12/15/11	Ca/B	5,379,990
3,000	6.75%, 12/1/14	Ca/B	2,917,584
3,575	6.875%, 9/15/11	Ca/B	3,568,712
3,375	6.875%, 8/28/12	Ca/B	3,331,331
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a) (b) (d) (m) (acquisition cost-$5,582,500; purchased 9/22/09)	B3/BB	6,325,000
	International Lease Finance Corp.,
1,350	4.75%, 1/13/12	B1/BB+	1,191,712
1,350	5.30%, 5/1/12	B1/BB+	1,180,714
1,350	5.35%, 3/1/12	B1/BB+	1,185,353
1,350	5.45%, 3/24/11	B1/BB+	1,273,743
4,950	5.625%, 9/20/13	B1/BB+	4,077,543
5,950	6.625%, 11/15/13	B1/BB+	4,983,012
15,900	JPMorgan Chase & Co., 7.90%, 4/30/18 (i)	Baa1/BBB+	16,339,444
2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (f)	WR/NR	750

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 9

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
Financial Services (continued)
$2,000	Mellon Capital IV, 6.244%, 6/20/12 (i)	A1/A-	$1,760,000
22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (i) (l)	Baa2/BBB	25,785,854
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB	3,333,750
	SLM Corp., FRN,
19,350	0.479%, 10/25/11	Ba1/BBB-	17,853,471
10,000	1.967%, 9/15/15	Ba1/BBB-	7,748,500
6,750	Wells Fargo & Co., 7.98%, 3/15/18 (i)	Ba1/A-	6,851,250
9,900	Wells Fargo Capital XIII, 7.70%, 3/26/13 (i)	Ba1/A-	9,652,500
			188,737,830
Healthcare & Hospitals — 1.2%
6,700	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	7,118,750
Insurance — 10.1%
	American International Group, Inc.,
3,400	0.353%, 3/20/12, FRN (l)	A3/NR	3,013,909
12,600	0.361%, 10/18/11, FRN	A3/A-	11,475,273
€2,800	0.82%, 4/26/11, FRN	A3/A-	3,640,619
$3,200	4.95%, 3/20/12	A3/NR	3,108,563
13,600	5.45%, 5/18/17	A3/A-	10,918,189
1,450	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	986,000
1,300	8.25%, 8/15/18	A3/A-	1,195,236
£2,400	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	2,595,888
$1,700	AXA S.A., 6.463%, 12/14/18 (a) (d) (i)	Baa1/BBB+	1,353,625
4,700	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	4,664,750
15,000	Metlife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a) (d) (l)	Baa2/BBB	15,150,000
			58,102,052
Paper/Paper Products — 1.1%
7,500	Verso Paper Holdings LLC, 4.031%, 8/1/14, FRN	B2/B-	6,187,500
Telecommunications — 0.0%
8,750	Hawaiian Telcom Communications, Inc., 8.765%, 5/1/13, FRN (b) (f)	WR/NR	251,563
Total Corporate Bonds & Notes (cost-$323,457,411)			346,416,244

MORTGAGE-BACKED SECURITIES — 14.6%
	Banc of America Funding Corp., CMO,
6,385	4.485%, 2/20/36, FRN	NR/AAA	5,559,610
142	6.064%, 1/20/47, VRN	NR/CCC	101,268
1,450	Bear Stearns Commercial Mortgage Securities, 5.70%, 6/11/50, CMO	NR/AA-	1,333,496
4,506	Chase Mortgage Finance Corp., 5.422%, 3/25/37, CMO, FRN	B3/NR	3,777,326
8,226	Citigroup Commercial Mortgage Trust, 5.70%, 12/10/49, CMO, VRN	Aaa/AA	7,786,691
2,900	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/A-	2,616,856
	Commercial Mortgage Pass Through Certificates, CMO,
4,000	5.306%, 12/10/46	Aaa/NR	3,619,754
11,900	5.816%, 12/10/49, VRN	Aaa/A	11,323,645
3,016	Countrywide Alternative Loan Trust, 5.75%, 12/25/36, CMO	NR/CC	2,079,885
1,900	Credit Suisse Mortgage Capital Certificates, 6.216%, 2/15/41, CMO, VRN	NR/AA	1,637,221

10 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$4,865	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	$4,517,420
11,987	GSR Mortgage Loan Trust, 4.551%, 11/25/35, CMO, FRN	NR/BBB+	10,451,403
5,769	JPMorgan Alternative Loan Trust, 5.894%, 5/25/36, CMO, VRN	NR/CCC	3,537,962
3,155	JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 6/12/47, CMO	Aaa/A+	2,961,710
	Morgan Stanley Capital I, CMO, VRN,
3,360	5.447%, 2/12/44	Aaa/A	3,087,114
2,800	5.88%, 6/11/49	NR/BBB+	2,560,514
92	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	Baa3/B+	62,957
5,469	Residential Funding Mortgage Securities I, 6.25%, 8/25/36, CMO	B3/CCC	4,634,305
1,574	Sequoia Mortgage Trust, 0.929%, 5/20/34, CMO, FRN	A1/AAA	1,247,943
844	WaMu Mortgage Pass Through Certificates, 5.921%, 9/25/36, CMO, VRN	NR/CCC	632,119
12,759	Wells Fargo Mortgage Backed Securities Trust, 5.587%, 7/25/36, CMO, FRN	NR/CCC	10,283,247
Total Mortgage-Backed Securities (cost-$74,473,980)			83,812,446

SENIOR LOANS (a) (c) — 7.0%

Chemicals — 0.3%
€1,446	MacDermid, Inc., 2.64%, 4/12/14 (b) (m) (acquisition cost-$1,902,195; purchased 9/12/07)		1,664,528
Consumer Products — 0.5%
$3,000	National Mentor, Inc., 2.512%, 6/29/12 (b) (m) (acquisition cost-$2,987,063; purchased 9/26/06)		2,715,000
Diversified Manufacturing — 0.9%
9,691	Grant Forest Products, 10.75%, 9/16/13 (b) (f) (m) (acquisition cost-$9,727,571; purchased 3/16/07-7/2/09)		478,472
	KION Group GmbH (b) (m),
3,007	2.481%, 12/20/14, Term B (acquisition cost-$3,007,338; purchased 3/5/07-12/30/09)		2,324,672
3,007	2.731%, 12/20/15, Term C (acquisition cost-$3,007,338; purchased 3/5/07-12/30/09)		2,324,672
			5,127,816
Electronics — 0.2%
€982	Sensata Technologies, Inc., 2.728%, 4/27/13		1,209,582
Financial Services — 0.6%
$3,400	CIT Group, Inc., 13.00%, 1/20/12, Term DD (b) (m) (acquisition cost-$3,526,473; purchased 12/23/09)		3,481,814
Hotels/Gaming — 0.4%
2,123	MotorCity Casino, 8.50%, 7/21/12, Term B (b) (m) (acquisition cost-$2,011,441; purchased 10/5/09)		2,102,549
Manufacturing — 0.5%
	Bombardier, Inc., Term B (b) (m),
1,586	3.02%, 6/26/13 (acquisition cost-$1,586,111; purchased 6/26/06)		1,202,470
2,028	3.03%, 6/26/13 (acquisition cost-$2,014,212; purchased 6/26/06-9/26/07)		1,537,336
			2,739,806

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 11

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
Multi-Media — 1.2%
	Seven Media Group, Term T,
AUD 1,706	5.73%, 12/28/12		$1,380,026
AUD 7,150	6.058%, 2/7/13		5,783,304
			7,163,330
Printing/Publishing — 0.9%
	Tribune Co. (b) (f) (m),
$4,151	5.00%, 6/4/24, Term X (acquisition cost-$4,106,195; purchased 8/8/07-8/30/07)		2,532,194
4,975	5.25%, 6/4/14, Term B (acquisition cost-$3,836,238; purchased 6/24/08)		2,871,955
			5,404,149
Recreation — 0.0%
	Cedar Fair L.P.,
1	2.231%, 8/30/12		676
3	4.231%, 8/30/14		2,711
			3,387
Telecommunications — 0.8%
5,749	Hawaiian Telcom Communications, Inc., 4.75%, 6/1/14, Term C (b) (f) (m) (acquisition cost-$5,748,589; purchased 6/1/07-1/15/10)		4,828,814
Utilities — 0.7%
	Texas Competitive Electric Holdings Co. LLC,
4,950	3.731%, 10/10/14		4,014,428
50	3.751%, 10/10/14		40,652
			4,055,080
Total Senior Loans (cost-$56,231,912)			40,495,855

PREFERRED STOCK — 2.3%

Shares

Automotive Products — 0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b) (g) (k)	NR/NR	10,137
Insurance — 2.3%
21,655	ABN AMRO North America Capital Funding Trust I, 6.968%, (converts to FRN on 9/15/10) (a) (d)	Ba3/BB	13,155,413
Total Preferred Stock (cost-$11,257,513)			13,165,550

ASSET-BACKED SECURITIES — 1.9%

Principal Amount
(000s)
$3,911	Asset Backed Funding Certificates, 0.451%, 5/25/37, FRN (a) (d)	Ba1/B-	3,273,834
410	CIT Group Home Equity Loan Trust, 0.501%, 6/25/33, FRN	Aaa/AAA	330,053
3,852	Lake Country Mortgage Loan Trust, 0.691%, 12/25/32, FRN (a) (d)	Aaa/AAA	3,561,323
6,159	Popular ABS Mortgage Pass-Through Trust, 0.511%, 7/25/35, FRN	Aaa/AAA	3,910,469
Total Asset-Backed Securities (cost-$10,633,764)			11,075,679

12 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2010 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK — 0.5%

Financial Services — 0.5%
3,000	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost-$2,077,650)	Ba1/A-	$2,827,800

COMMON STOCK — 0.0%

Automotive Products — 0.0%
81,383	Dura Automotive Systems, Inc. (g) (k) (cost-$1,317,433)		81,383

SHORT-TERM INVESTMENTS — 13.6%

Principal Amount
(000s)

Corporate Notes — 12.8%
Financial Services — 9.1%
$14,200	American General Finance Corp., 0.307%, 3/2/10, FRN	B2/NR	14,065,810
	International Lease Finance Corp.,
3,000	0.482%, 5/24/10, FRN	B1/BB+	2,941,221
2,785	4.875%, 9/1/10	B1/BB+	2,715,197
5,550	5.00%, 4/15/10	B1/BB+	5,513,709
1,350	5.125%, 11/1/10	B1/BB+	1,311,233
17,560	5.625%, 9/15/10 (l)	B1/BB+	17,115,521
€4,900	KeyCorp, 0.915%, 11/22/10, FRN	Baa1/BBB+	6,568,295
$500	Residential Capital LLC, 8.50%, 5/15/10	C/CCC+	498,750
1,400	SLM Corp., 0.34%, 3/15/10, FRN	Ba1/BBB-	1,395,774
			52,125,510
Insurance — 3.7%
5,000	AIG Life Holdings U.S., Inc., 7.50%, 8/11/10	A3/A-	5,106,245
	American International Group, Inc.,
10,000	0.321%, 9/27/10, FRN	A3/A-	9,522,310
2,500	4.70%, 10/1/10	A3/A-	2,491,190
	Residential Reinsurance Ltd., FRN (a) (b) (d) (m),
3,000	7.506%, 6/7/10 (acquisition cost-$3,000,000; purchased 5/16/07)	NR/BB	3,033,150
1,200	8.006%, 6/7/10 (acquisition cost-$1,200,000; purchased 5/16/07)	NR/BB-	1,216,980
			21,369,875
Total Corporate Notes (cost-$70,368,322)			73,495,385
U.S. Treasury Bill (j) — 0.0%
210	0.245%, 2/18/10 (cost-$209,998)		209,998
Repurchase Agreements — 0.8%
3,000	Barclays Capital, Inc., dated 1/29/10, 0.11%, due 2/1/10, proceeds $3,000,027; collateralized by U.S. Treasury Inflation Index Notes, 3.50%, due 1/15/11, valued at $3,088,256 including accrued interest		3,000,000

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 13

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2010 (unaudited) (continued)

Principal Amount (000s)	Value

Repurchase Agreements (continued)
$1,430	State Street Bank & Trust Co., dated 1/29/10, 0.01%, due 2/1/10, proceeds $1,430,001; collateralized by U.S. Treasury Bills, zero coupon, due 2/11/10, valued at $1,460,000	$1,430,000
Total Repurchase Agreements (cost-$4,430,000)	4,430,000
Total Short-Term Investments (cost-$75,008,320)	78,135,383
Total Investments (cost-$554,457,983) — 100.0%	$576,010,340

Notes to Schedules of Investments:
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $57,153,890 and $139,100,078, representing 19.6% and 24.1% of total investments in Income Strategy and Income Strategy II, respectively.

(b)	Illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after January 31, 2010.
(f)	In default.
(g)	Fair-Valued—Securities with an aggregate value of $91,520, representing less than 0.1% of total investments in Income Strategy II. See Note 1(a) in the Notes to Financial Statements.
(h)	Principal amount less than $500.
(i)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(j)	All or partial amount segregated as collateral for swaps.
(k)	Non-income producing.
(l)	All or partial amount segregated as collateral for reverse repurchase agreements.
(m)

Restricted. The aggregate acquisition cost of such securities is $20,783,710 and $53,243,264 for Income Strategy and Income Strategy II, respectively. The aggregate market value of $15,623,699 and $38,639,606 is approximately 5.4% and 6.7% of total investments in Income Strategy and Income Strategy II, respectively.

Glossary:
AUD	-	Australian Dollar
£-	British Pound
CMO	-	Collateralized Mortgage Obligation
€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
PIK	-	Payment-in-Kind
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

WR	-	Withdrawn Rating

14 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy/PIMCO Income Strategy II Funds
Statements of Assets and Liabilities

January 31, 2010 (unaudited)

	Income Strategy	Income Strategy II

Assets:
Investments, at value (cost-$275,380,106 and $554,457,983, respectively)	$291,940,251	$576,010,340
Cash (including foreign currency of $0 and $133,032 with a cost of $0 and $136,296, respectively)	—	133,303
Receivable for investments sold	15,207,424	45,044,816
Interest receivable	3,563,025	6,973,637
Unrealized appreciation of swaps	1,992,265	3,210,113
Deposits with brokers for futures contracts collateral	605,000	1,174,000
Unrealized appreciation of forward foreign currency contracts	347,627	1,093,594
Swap premiums paid	173,374	358,256
Prepaid expenses and other assets	35,929	25,306
Total Assets	313,864,895	634,023,365

Liabilities:
Payable for reverse repurchase agreements	31,741,714	63,763,000
Payable for investments purchased	6,050,006	6,305,953
Payable to custodian for cash overdraft (including foreign currency due of $2,243,621 and $0 with a cost of $2,262,181 and $0, respectively)	2,237,487	–
Swap premiums received	1,283,834	2,534,477
Dividends payable to common and preferred shareholders	1,156,723	2,532,748
Payable to brokers for cash collateral received	1,060,000	1,690,000
Investment management fees payable	185,462	370,454
Unrealized depreciation of forward foreign currency contracts	64,345	25,923
Unrealized depreciation of unfunded loan commitments	50,000	100,000
Payable for variation margin on futures contracts	16,667	65,497
Interest payable for reverse repurchase agreements	8,089	12,022
Unrealized depreciation of swaps	835	23,614
Accrued expenses and other liabilities	173,994	234,179
Total Liabilities	44,029,156	77,657,867
Preferred shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 3,159 and 6,440 shares issued and outstanding, respectively)	78,975,000	161,000,000
Net Assets Applicable to Common Shareholders	$190,860,739	$395,365,498

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$185	$432
Paid-in-capital in excess of par	351,948,980	811,777,121
Undistributed net investment income	435,290	1,466,573
Accumulated net realized loss	(180,601,433)	(443,334,260)
Net unrealized appreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	19,077,717	25,455,632
Net Assets Applicable to Common Shareholders	$190,860,739	$395,365,498
Common Shares Issued and Outstanding	18,468,169	43,244,052
Net Asset Value Per Common Share	$10.33	$9.14

See accompanying Notes to Financial Statements. | 1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 15

PIMCO Income Strategy/PIMCO Income Strategy II Funds Statements of Operations Six Months ended January 31, 2010 (unaudited)

	Income Strategy	Income Strategy II
Investment Income:
Interest	$14,860,284	$27,979,176
Dividends	149,315	869,027
Facility and other fee income	78,158	4,314
Total Investment Income	15,087,757	28,852,517

Expenses:
Investment management fees	1,079,865	2,169,888
Custodian and accounting agent fees	89,356	117,732
Audit and tax services	74,768	75,204
Auction agent fees and commissions	67,137	131,654
Interest expense	61,221	87,566
Legal fees	49,476	82,556
Shareholder communications	39,684	81,154
Transfer agent fees	16,988	16,935
Trustees’ fees and expenses	13,828	28,783
New York Stock Exchange listing fees	10,775	17,154
Insurance expense	4,567	8,935
Miscellaneous	4,730	4,619
Total expenses	1,512,395	2,822,180

Net Investment Income	13,575,362	26,030,337

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,685,630	160,753
Futures contracts	468,967	1,580,672
Swaps	2,338,791	6,013,060
Foreign currency transactions	37,094	(88,412)
Net change in unrealized appreciation/depreciation of:
Investments	32,195,750	70,934,852
Futures contracts	429,650	248,650
Swaps	385,249	158,845
Unfunded loan commitments	129,166	258,332
Foreign currency transactions	57,750	1,080,603
Net realized and change in unrealized gain on investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	40,728,047	80,347,355
Net Increase in Net Assets Resulting from Investment Operations	54,303,409	106,377,692
Dividends on Preferred Shares from Net Investment Operations	(589,144)	(1,201,124)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$53,714,265	$105,176,568

16 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
Investment Operations:
Net investment income	$13,575,362	$28,081,101
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	7,530,482	(125,066,080)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	33,197,565	18,780,180
Net increase (decrease) in net assets resulting from investment operations	54,303,409	(78,204,799)

Dividends on Preferred Shares from Net Investment Income	(589,144)	(3,784,254)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	53,714,265	(81,989,053)

Dividends to Common Shareholders from Net Investment Income	(30,661,127)	(21,508,007)

Capital Share Transactions:
Reinvestment of dividends	1,825,916	338,301
Total increase (decrease) in net assets applicable to common shareholders	24,879,054	(103,158,759)

Net Assets Applicable to Common Shareholders:
Beginning of period	165,981,685	269,140,444
End of period (including undistributed net investment income of $435,290 and $18,110,199, respectively)	$190,860,739	$165,981,685

Common Shares Issued in Reinvestment of Dividends	160,413	41,974

See accompanying Notes to Financial Statements. | 1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 17

PIMCO Income Strategy Fund II
Statements of Changes in Net Assets Applicable to Common Shareholders (continued)

	Six Months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
Investment Operations:
Net investment income	$26,030,337	$61,443,492
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	7,666,073	(310,163,613)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	72,681,282	36,741,535
Net increase (decrease) in net assets resulting from investment operations	106,377,692	(211,978,586)

Dividends on Preferred Shares from Net Investment Income	(1,201,124)	(8,434,704)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	105,176,568	(220,413,290)

Dividends to Common Shareholders from Net Investment Income	(55,262,454)	(43,472,525)

Capital Share Transactions:
Reinvestment of dividends	3,502,120	1,203,410
Total increase (decrease) in net assets applicable to common shareholders	53,416,234	(262,682,405)

Net Assets Applicable to Common Shareholders:
Beginning of period	341,949,264	604,631,669
End of period (including undistributed net investment income of $1,466,573 and $31,899,814, respectively)	$395,365,498	$341,949,264

Common Shares Issued in Reinvestment of Dividends	368,787	176,606

18 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy/PIMCO Income Strategy II Funds Statements of Cash Flows Six Months ended January 31, 2010 (unaudited)

	Income Strategy	Income Strategy II
Decrease in Cash from:

Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$54,303,409	$106,377,692

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash provided by (used for) Operating Activities:
Purchases of long-term investments	(106,780,505)	(220,393,141)
Proceeds from sales of long-term investments	122,903,878	234,946,159
Purchases (Sales) of short-term portfolio investments, net	(5,148,278)	7,717,737
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(33,197,565)	(72,681,282)
Net realized gain on investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(7,530,482)	(7,666,073)
Net amortization on investments	(7,536,318)	(13,486,466)
Increase in receivable for investments sold	(9,243,898)	(31,604,994)
Increase in interest receivable	(877,570)	(1,470,056)
Proceeds from futures contracts transactions	915,284	1,894,819
Increase in deposits with brokers for futures contracts collateral	(605,000)	(1,174,000)
Decrease in receivable from broker	–	94,272
(Increase) decrease in prepaid expenses and other assets	(18,900)	3,832
Decrease in payable for investments purchased	(1,806,870)	(17,819,298)
Increase in payable to brokers for cash collateral received	1,060,000	1,120,000
Decrease in payable to broker	(138,890)	–
Periodic payments of swaps, net	1,395,501	4,061,531
Net cash provided by currency transactions	(396,132)	(604,112)
Increase in investment management fees payable	32,586	58,449
Increase in interest payable for reverse repurchase agreements	6,499	11,990
Decrease in accrued expenses and other liabilities	(72,620)	(55,414)
Net cash provided by (used for) operating activities	7,264,129	(10,668,355)

Cash Flows provided by (used for) Financing Activities:
Increase in payable for reverse repurchase agreements	19,636,964	63,321,000
Cash dividends paid (excluding reinvestment of dividends of $1,825,916 and $3,502,120, respectively)	(29,476,257)	(53,085,118)
Increase in payable to custodian for cash overdraft	2,237,487	–
Net cash provided by (used for) financing activities	(7,601,806)	10,235,882
Net decrease in cash	(337,677)	(432,473)
Cash at beginning of period	337,677	565,776
Cash at end of period	$–	$133,303

Income Strategy and Income Strategy II paid $54,303 and $74,910, respectively, in cash for interest on reverse repurchase agreements.

See accompanying Notes to Financial Statements. | 1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 19

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Income Strategy Fund (“Income Strategy”) and PIMCO Income Strategy Fund II (“Income Strategy II”), formerly known as PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund, respectively, collectively referred to as the “Funds”, were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Income Strategy and Income Strategy II had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value of common stock authorized.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital.

Effective March 1, 2010, each Fund changed its name and rescinded its non-fundamental investment policy to, under normal market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, securities with durations of less than or equal to one year, and fixed rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. Following these changes, each Fund will seek to achieve its investment objective by ordinarily investing in a diversified portfolio of floating and/or fixed-rate debt instruments. The ability of the issuers of the Funds’ investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimated.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

20 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing model.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at January 31, 2010 in valuing each Fund’s assets and liabilities is listed below:

Income Strategy:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/2010

Investments in Securities – Assets
Corporate Bonds & Notes:
Insurance	$2,282,750	$26,509,399	–	$28,792,149
All Other	–	145,281,515	–	145,281,515
Mortgaged-Backed Securities	–	50,055,991	–	50,055,991
Senior Loans	–	13,159,163	–	13,159,163
Asset-Backed Securities	–	5,541,605	–	5,541,605
Preferred Stock	–	2,683,127	–	2,683,127
Convertible Preferred Stock	2,545,020	–	–	2,545,020
Short-Term Investments	–	43,881,681	–	43,881,681

Total Investments in Securities – Assets	$4,827,770	$287,112,481	–	$291,940,251

Other Financial Instruments*	$429,650	$2,274,712	–	$2,704,362

Total Investments	$5,257,420	$289,387,193	–	$294,644,613

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 21

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Income Strategy II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/2010

Investments in Securities – Assets
Corporate Bonds & Notes:
Insurance	$4,664,750	$53,437,302	–	$58,102,052
All Other	–	288,314,192	–	288,314,192
Mortgaged-Backed Securities	–	83,812,446	–	83,812,446
Senior Loans	–	40,495,855	–	40,495,855
Preferred Stock:
Automotive Products	–		$10,137	10,137
Insurance	–	13,155,413		13,155,413
Asset-Backed Securities	–	11,075,679	–	11,075,679
Convertible Preferred Stock	2,827,800	–	–	2,827,800
Common Stock	–	–	81,383	81,383
Short-Term Investments	–	78,135,383	–	78,135,383

Total Investments in Securities – Assets	$7,492,550	$568,426,270	$91,520	$576,010,340

Other Financial Instruments*	$248,650	$4,254,170	–	$4,502,820

Total Investments	$7,741,200	$572,680,440	$91,520	$580,513,160

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended January 31, 2010, was as follows:

Income Strategy:

	Beginning Balance 7/31/2009	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 1/31/2010
Investments in Securities – Assets
Corporate Bonds & Notes: Insurance	$6,810,437	–	$1,114,628	–	$1,597,245	$(9,522,310)	–
Preferred Stock	1,191,803	–	–	–	1,491,324	(2,683,127)	–
Short-Term Investments	1,727,600	–	–	–	93,840	(1,821,440)	–

Total Investments in Securities – Assets	$9,729,840	–	$1,114,628	–	$3,182,409	$(14,026,877)	–

Other Financial Instruments*	$69,735	–	–	–	$36,724	$(106,459)	–

Total Investments	$9,799,575	–	$1,114,628	–	$3,219,133	$(14,133,336)	–

22 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Income Strategy II:

	Beginning Balance 7/31/2009	Net Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 1/31/2010
Investments in Securities – Assets
Corporate Bonds & Notes: Insurance	$6,810,437	–	$1,114,628	–	$1,597,245	$(9,522,310)	–
Preferred Stock:
Automotive Products	10,137	–	–	–	–	–	$10,137
Common Stock	81,383	–	–	–	–	–	81,383
Short-Term Investments	4,030,860	–	–	–	219,270	(4,250,130)	–

Total Investments in Securities – Assets	$10,932,817	–	$1,114,628	–	$1,816,515	$(13,772,440)	$91,520

Other Financial Instruments*	$48,716	$21,019	–	–	$36,724	$(106,459)	–

Total Investments	$10,981,533	$21,019	$1,114,628	–	$1,853,239	$(13,878,899)	$91,520

* Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There was no net change in unrealized appreciation/depreciation of investments which the Funds held at January 31, 2010. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time Funds’ management is in the process of reviewing ASU 2010-06 to determine future applicability.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Funds are amortized as income over the expected term of the loan. Commitment fees received by the Funds relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at January 31, 2010. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 23

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Statements of Operations for the Funds.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Funds enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Funds cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under

24 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(k) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(l) Interest Expense

Interest expense relates primarily to the Funds’ liability in connection with reverse repurchase agreements. Interest expense is recorded as it is incurred.

(m) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The Funds are exposed to various risks such as, but not limited to, interest rate, foreign currency and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Fund.

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 25

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

2. Principal Risk (continued)

The Funds are subjected to elements of risk not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The Funds are exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Funds seek to minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty. Generally, all delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The credit risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to credit risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Funds had credit default swap agreements outstanding with LBSF entities as counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The credit default swap agreements associated with LBSF as counterparty were written down to their estimated recoverable values. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated

26 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

2. Principal Risk (continued)

recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as the referenced entity. These recovery rates, as well as the value of Senior Lehman bonds, were utilized in determining estimated recovery values for certain holdings. On September 23, 2009, LBSF returned all cash collateral to the Funds and the Funds paid all outstanding liabilities owed to LBSF. Losses for derivatives transactions associated with LBSF have been incorporated as net realized loss on the Statements of Operations of the Funds.

3. Financial Derivative Instruments

Disclosure about derivative instruments and hedging activities require qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative notional amounts and values as of January 31, 2010, which are disclosed in the accompanying Notes to the Financial Statements, are indicative of the volume of the Funds’ derivatives activities over the reporting period.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions

The Funds purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(c) Swap Agreements

Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements in

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 27

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

order to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans

28 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Fund bears exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in section 5(b) of the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2010 for which the Funds are sellers of protection are disclosed in section 5(b) of the Notes to Financial Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 29

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

(d) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain (loss) reflected in the Funds’ Statements of Assets and Liabilities.

Fair Value of Derivative Instruments at January 31, 2010

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure.

The effect of derivative instruments on the Funds’ Statements of Assets and Liabilities at January 31, 2010:

Income Strategy:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset Derivatives:
Unrealized appreciation of swaps	–	$1,992,265	–	$1,992,265
Unrealized appreciation of forward foreign currency contracts	–	–	$347,627	347,627
Total Asset Derivatives	–	$1,992,265	$347,627	$2,339,892
Liability Derivatives:
Unrealized depreciation of swaps	–	$(835)	–	$(835)
Payable for variation margin on futures contracts*	$(16,667)	–	–	(16,667)
Unrealized depreciation of forward foreign currency contracts	–	–	$(64,345)	(64,345)
Total Liability Derivatives	$(16,667)	$(835)	$(64,345)	$(81,847)

Income Strategy II:
Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset Derivatives:
Unrealized appreciation of swaps	–	$3,210,113	–	$3,210,113
Unrealized appreciation of forward foreign currency contracts	–	–	$1,093,594	1,093,594
Total Asset Derivatives	–	$3,210,113	$1,093,594	$4,303,707
Liability Derivatives:
Unrealized depreciation of swaps	–	$(23,614)	–	$(23,614)
Payable for variation margin on futures contracts*	$(65,497)	–	–	(65,497)
Unrealized depreciation of forward foreign currency contracts	–	–	$(25,923)	(25,923)
Total Liability Derivatives	$(65,497)	$(23,614)	$(25,923)	$(115,034)

*

Included in the unrealized appreciation of $429,650 and $248,650 on futures contracts of Income Strategy and Income Strategy II, respectively, as reported in section 5(a) of the Notes to Financial Statements.

30 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivative instruments on the Funds’ Statements of Operations for the six months ended January 31, 2010:

Income Strategy:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$468,967	–	–	$468,967
Swaps	–	$2,338,791	–	2,338,791
Foreign currency transactions	–	–	$(25,549)	(25,549)
Total Net Realized Gain (Loss)	$468,967	$2,338,791	$(25,549)	$2,782,209
Net Change in Unrealized Appreciation/ Depreciation of:
Futures contracts	$429,650	–	–	$429,650
Swaps	–	$385,249	–	385,249
Foreign currency transactions	–	–	$490,976	490,976
Total Net Change in Unrealized Appreciation/ Depreciation	$429,650	$385,249	$490,976	$1,305,875

Income Strategy II:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$1,580,672	–	–	$1,580,672
Swaps	–	$6,013,060	–	6,013,060
Foreign currency transactions	–	–	$(354,636)	(354,636)
Total Net Realized Gain (Loss)	$1,580,672	$6,013,060	$(354,636)	$7,239,096
Net Change in Unrealized Appreciation/ Depreciation of:
Futures contracts	$248,650	–	–	$248,650
Swaps	–	$158,845	–	158,845
Foreign currency transactions	–	–	$1,596,302	1,596,302
Total Net Change in Unrealized Appreciation/ Depreciation	$248,650	$158,845	$1,596,302	$2,003,797

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage)).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 31

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

5. Investments in Securities

Purchases and sales of investments, other than short-term securities for the six months ended January 31, 2010, were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
PIMCO Income Strategy Fund	$840,902	$1,962,904	$105,939,603	$121,080,236
PIMCO Income Strategy Fund II	273,853	3,970,162	220,119,288	231,576,042

(a) Futures contracts outstanding at January 31, 2010:

Income Strategy:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Financial Futures Euro – 90 day	405	$100,840	6/14/10	$429,650

Income Strategy II:
Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Financial Futures Euro – 90 day	279	$69,468	6/14/10	$248,650

Income Strategy and Income Strategy II pledged cash collateral of $605,000 and $1,174,000, respectively, for futures contracts.

(b) Credit default swap agreements:

Buy protection swap agreements outstanding at January 31, 2010 (1):

Income Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Barclays Bank:
Dow Jones CDX HY-13 5-Year Index	$13,068	5.62%	12/20/14	(5.00)%	$243,379	$49,005	$194,374
Deutsche Bank:
Dow Jones CDX HY-13 5-Year Index	6,633	5.62%	12/20/14	(5.00)%	123,534	124,369	(835)
Morgan Stanley:
Dow Jones CDX HY-13 5-Year Index	6,534	5.62%	12/20/14	(5.00)%	121,689	(4,084)	125,773
					$488,602	$169,290	$319,312

32 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

5. Investments in Securities (continued)

Income Strategy II:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Barclays Bank:
Dow Jones CDX HY-13 5-Year Index	$27,225	5.62%	12/20/14	(5.00)%	$507,040	$102,094	$404,946
Deutsche Bank:
Dow Jones CDX HY-13 5-Year Index	13,662	5.62%	12/20/14	(5.00)%	254,441	256,162	(1,721)
Morgan Stanley:
Dow Jones CDX HY-13 5-Year Index	13,563	5.62%	12/20/14	(5.00)%	252,598	(8,477)	261,075
					$1,014,079	$349,779	$664,300

Sell protection swap agreements outstanding at January 31, 2010 (2):

Income Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums (Received)	Unrealized Appreciation
BNP Paribas:
General Electric	$800	1.99%	12/20/13	4.60%	$79,320	–	$79,320
General Electric	800	1.99%	12/20/13	4.70%	82,292	–	82,292
Citigroup:
Chrysler Financial	1,000	5.82%	6/20/13	5.00%	(13,541)	$(120,000)	106,459
General Electric	2,000	1.99%	12/20/13	4.65%	202,016	–	202,016
SLM	3,300	5.11%	12/20/13	5.00%	6,995	(406,250)	413,245
Deutsche Bank:
SLM	2,550	5.11%	12/20/13	5.00%	5,405	(357,000)	362,405
Goldman Sachs:
HCA	1,500	2.54%	9/20/13	3.00%	26,917	–	26,917
Merrill Lynch:
SLM	1,575	5.11%	12/20/13	5.00%	3,338	(220,500)	223,838
Morgan Stanley:
SLM	1,600	5.17%	3/20/14	5.00%	(374)	(176,000)	175,626
					$392,368	$(1,279,750)	$1,672,118

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 33

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements
January 31, 2010 (unaudited)

5. Investments in Securities (continued)

Income Strategy II:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)
Citigroup:
Chrysler Financial	$1,000	5.82%	6/20/13	5.00%	$(13,541)	$(120,000)	$106,459
SLM	6,550	5.11%	12/20/13	5.00%	13,883	(807,000)	820,883
Deutsche Bank:
Ford Motor	1,000	3.29%	6/20/12	2.17%	(21,893)	–	(21,893)
SLM	5,400	5.11%	12/20/13	5.00%	11,446	(756,000)	767,446
Merrill Lynch:
SLM	3,350	5.11%	12/20/13	5.00%	7,100	(469,000)	476,100
Morgan Stanley:
SLM	3,400	5.17%	3/20/14	5.00%	(796)	(374,000)	373,204
					$(3,801)	$(2,526,000)	$2,522,199

(1)

If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Funds could be required to make as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

34 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

5. Investments in Securities (continued)

(c) Forward foreign currency contracts outstanding at January 31, 2010:

Income Strategy:

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value January 31, 2010	Unrealized Appreciation (Depreciation)
Purchased:
1,400,000 British Pound settling 3/25/10	Goldman Sachs	$2,289,353	$2,242,525	$(46,828)
145,000 Euro settling 4/26/10	JPMorgan Chase	205,358	201,499	(3,859)

Sold:
2,115,813 Australian Dollar settling 2/26/10	Royal Bank of Scotland	1,933,900	1,875,924	57,976
240,000 British Pound settling 3/25/10	Deutsche Bank	384,653	384,433	220
25,000 British Pound settling 3/25/10	Goldman Sachs	40,805	40,045	760
10,054,000 British Pound settling 3/25/10	UBS	16,090,874	16,104,532	(13,658)
6,211,000 Euro settling 3/23/10	JPMorgan Chase	8,920,611	8,631,940	288,671
				$283,282

Income Strategy II:

	Counterparty	U.S. $ Value on Origination Date	U.S. $ Value January 31, 2010	Unrealized Appreciation (Depreciation)
Sold:
7,942,000 Australian Dollar settling 2/26/10	Royal Bank of Scotland	$7,259,163	$7,041,541	$217,622
261,000 British Pound settling 3/25/10	Citigroup	421,310	418,071	3,239
464,000 British Pound settling 3/25/10	Deutsche Bank	743,662	743,237	425
50,000 British Pound settling 3/25/10	Goldman Sachs	81,610	80,090	1,520
19,083,000 British Pound settling 3/25/10	UBS	30,541,292	30,567,215	(25,923)
15,151,000 Euro settling 3/23/10	JPMorgan Chase	21,760,775	21,056,597	704,178
6,261,000 Euro settling 4/26/10	JPMorgan Chase	8,867,204	8,700,594	166,610
				$1,067,671

Income Strategy and Income Strategy II received $1,060,000 and $1,370,000, respectively, in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Funds’ investment strategy.

(d) Open reverse repurchase agreements at January 31, 2010 were:

Income Strategy:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.55%	1/8/10	2/10/10	$332,446	$332,324
	0.55%	1/13/10	2/11/10	4,021,557	4,020,390
Barclays Bank	0.55%	1/20/10	2/18/10	6,681,225	6,680,000
	0.65%	1/8/10	2/10/10	8,598,724	8,595,000
Morgan Stanley	0.55%	1/22/10	2/22/10	12,115,851	12,114,000
					$31,741,714

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 35

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

5. Investments in Securities (continued)

Income Strategy II:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.55%	1/14/10	2/17/10	$2,879,792	$2,879,000
	0.55%	1/19/10	2/1/10	1,239,246	1,239,000
	0.55%	1/27/10	2/24/10	4,106,314	4,106,000
	0.55%	1/28/10	2/26/10	2,899,177	2,899,000
Credit Suisse First Boston	0.55%	1/12/10	2/12/10	16,049,902	16,045,000
Morgan Stanley	0.55%	1/22/10	2/22/10	36,600,591	36,595,000
					$63,763,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2010 for Income Strategy and Income Strategy II were $18,356,276 and $29,807,482, respectively, at a weighted average interest rate of 0.65% and 0.60%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2010 were $33,373,118 and $67,722,217, respectively.

Income Strategy received $250,000 in principal value of U.S. government agency securities as collateral for reverse repurchase agreements outstanding. Income Strategy II received $320,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with Funds’ investment strategy. Collateral received as securities cannot be pledged.

(e) At January 31, 2010, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Income Strategy	Income Strategy II
Eastman Kodak	$1,250,000	$2,500,000

6. Income Tax Information

Net investment income and net realized gains differ for federal income tax and financial statement purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended January 31, 2010, Income Strategy and Income Strategy II received $762,761 and $1,660,907, respectively, from swap agreements which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of investments is substantially the same for both federal income tax and financial reporting purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Income Strategy	$275,380,106	$28,275,958	$(11,715,813)	$16,560,145
Income Strategy II	554,457,983	55,883,663	(34,331,306)	21,552,357

7. Auction-Rate Preferred Shares

Income Strategy has 1,053 shares of Preferred Shares Series T, 1,053 shares of Preferred Shares Series W, 1,053 shares of Preferred Shares Series TH, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Income Strategy II has 1,288 shares of Preferred Shares Series M, 1,288 shares of Preferred Shares Series T, 1,288 shares of Preferred Shares Series W, 1,288 shares of Preferred Shares Series TH, and 1,288 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

36 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

7. Auction-Rate Preferred Shares (continued)

For the six months ended January 31, 2010, the annualized dividend rates ranged from:

	High	Low	At January 31, 2010
Income Strategy:
Series T	1.513%	1.458%	1.459%
Series W	1.511%	1.458%	1.459%
Series TH	1.512%	1.458%	1.459%

Income Strategy II:
Series M	1.513%	1.458%	1.459%
Series T	1.513%	1.458%	1.459%
Series W	1.511%	1.458%	1.459%
Series TH	1.512%	1.458%	1.459%
Series F	1.511%	1.456%	1.456%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” the higher of the 7-day USD London Inter-Bank Offered Rate (“LIBOR”) multiplied by 125% or the 7-day USD LIBOR plus 1.25% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 37

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2010 (unaudited)

8. Legal Proceedings (continued)

these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events

On February 1, 2010, the following dividends were declared to common shareholders payable March 1, 2010 to shareholders of record on February 11, 2010:

Income Strategy	$0.06235 per common share
Income Strategy II	$0.05819 per common share

On March 1, 2010, the following dividends were declared to common shareholders payable March 30, 2010 to shareholders of record on March 11, 2010:

Income Strategy	$0.06235 per common share
Income Strategy II	$0.05819 per common share

Effective March 1, 2010, each Fund adopted amended and restated by-laws (“By-laws”) that incorporate substantially revised and updated ratings criteria (the “New Fitch Criteria”) issued by Fitch, Inc. (“Fitch”) applicable to each Fund’s outstanding auction rate preferred shares (“Preferred Shares”). The New Fitch Criteria includes two separate Preferred Shares asset coverage tests which differ from the single test previously applicable to Fitch’s ratings. Other key components of the New Fitch Criteria as cited by Fitch include, among others, updated asset discount factors, changes to issuer and industry concentration thresholds and guidelines, and inclusion of certain leverage and derivatives when calculating the Fitch asset coverage tests. The New Fitch Criteria is available on the Fitch website (www.fitchratings.com) and is incorporated by reference into each Fund’s By-laws. Furthermore, as announced in press release dated March 12, 2010, Fitch has reaffirmed the ‘AAA’ rating it assigned to each Fund’s Preferred Shares.

On March 11, 2010 each Fund announced that its Board of Trustees approved the terms of a transferable rights offering of additional common shares of the Fund. Generally, pursuant to each Fund’s rights offering, the Fund will issue to its common shareholders of record on March 24, 2010 one transferable right for each full common share held, and rights holders will be able to purchase one new common share for every three (3) rights held at a discounted price to the then current market value of the common shares. Each Fund’s subscription period will begin on March 24, 2010 and end on April 23, 2010, unless extended. The specific terms and conditions of each Fund’s rights offering, which are subject to change, are set forth in its registration statement relating to the offering, which is on file with the Securities and Exchange Commission.

38 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10

PIMCO Income Strategy Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended January 31, 2010		Year ended July 31,
	(unaudited)		2009		2008		2007		2006		2005
Net asset value, beginning of period	$9.07		$14.73		$17.38		$19.14		$19.51		$19.38
Investment Operations:
Net investment income	0.73		1.54		1.81		2.13		1.91		1.36
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	2.23		(5.81)		(2.08)		(1.29)		(0.14)		0.39
Total from investment operations	2.96		(4.27)		(0.27)		0.84		1.77		1.75
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.03)		(0.21)		(0.54)		(0.59)		(0.48)		(0.29)
Net realized gains	–		–		–		(0.00	)†	–		–
Total dividends and distributions on preferred shares	(0.03)		(0.21)		(0.54)		(0.59)		(0.48)		(0.29)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	2.93		(4.48)		(0.81)		0.25		1.29		1.46
Dividends and Distributions to Common Shareholders from:
Net investment income	(1.67)		(1.18)		(1.54)		(1.77)		(1.63)		(1.19)
Net realized gains	–		–		(0.30)		(0.24)		(0.03)		(0.14)
Total dividends and distributions to common shareholders	(1.67)		(1.18)		(1.84)		(2.01)		(1.66)		(1.33)
Net asset value, end of period	$10.33		$9.07		$14.73		$17.38		$19.14		$19.51
Market price, end of period	$11.95		$8.98		$13.98		$17.88		$20.02		$18.75
Total Investment Return (1)	53.04%		(25.78)%		(12.26)%		(0.93)%		16.53%		(2.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$190,861		$165,982		$269,140		$316,289		$345,750		$351,708
Ratio of expenses to average net assets, including interest expense (2)(4)	1.59	%(5)	2.31	%(3)	1.68	%(3)	1.68	%(3)	1.53	%(3)	1.52	%(3)
Ratio of expenses to average net assets, excluding interest expense (2)	1.52	%(5)	2.20	%(3)	1.67	%(3)	1.55	%(3)	1.53	%(3)	1.52	%(3)
Ratio of net investment income to average net assets (2)	14.26	%(5)	17.31%		11.18%		11.14%		9.91%		6.93%
Preferred shares asset coverage per share	$85,408		$77,538		$57,030		$62,622		$66,133		$66,856
Portfolio turnover	43%		98%		31%		62%		64%		83%

†	Less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).
(4)	Interest expense primarily relates to investments in reverse repurchase agreement transactions.
(5)	Annualized.

See accompanying Notes to Financial Statements. | 1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 39

PIMCO Income Strategy Fund II Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended January 31, 2010		Year ended July 31,						Eleven months ended		For the period October 29, 2004* through
	(unaudited)		2009		2008		2007		July 31, 2006†		August 31, 2005
Net asset value, beginning of period	$7.98		$14.16		$16.76		$18.76		$18.98		$19.10	**
Investment Operations:
Net investment income	0.61		1.44		1.81		2.06		1.64		0.88
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	1.87		(6.40)		(2.37)		(1.34)		–		0.31
Total from investment operations	2.48		(4.96)		(0.56)		0.72		1.64		1.19
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.03)		(0.20)		(0.52)		(0.58)		(0.45)		(0.24)
Net realized gains	–		–		–		(0.00	)††	–		–
Total dividends and distributions on preferred shares	(0.03)		(0.20)		(0.52)		(0.58)		(0.45)		(0.24)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	2.45		(5.16)		(1.08)		0.14		1.19		0.95
Dividends and Distributions to Common Shareholders from:
Net investment income	(1.29)		(1.02)		(1.51)		(1.72)		(1.41)		(0.91)
Net realized gains	–		–		–		(0.42)		–		–
Return of capital	–		–		(0.01)		–		–		–
Total dividends and distributions to common shareholders	(1.29)		(1.02)		(1.52)		(2.14)		(1.41)		(0.91)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–		–		–		–		(0.03)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	–		–		–		–		–		(0.13)
Total capital share transactions	–		–		–		–		–		(0.16)
Net asset value, end of period	$9.14		$7.98		$14.16		$16.76		$18.76		$18.98
Market price, end of period	$9.87		$7.78		$12.80		$17.28		$18.87		$18.21
Total Investment Return (1)	44.43%		(29.85)%		(18.08)%		2.73%		11.77%		(4.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$395,365		$341,949		$604,632		$712,152		$782,371		$789,094
Ratio of expenses to average net assets, including interest expense (2)(4)	1.45	%(5)	2.08	%(3)	1.60	%(3)	1.48	%(3)	1.47	%(3)(5)	1.35	%(3)(5)
Ratio of expenses to average net assets, excluding interest expense (2)	1.41	%(5)	1.96	%(3)	1.60	%(3)	1.48	%(3)	1.47	%(3)(5)	1.35	%(3)(5)
Ratio of net investment income to average net assets (2)	13.38	%(5)	17.84%		11.59%		11.03%		9.51	%(5)	5.57	%(5)
Preferred shares asset coverage per share	$86,380		$78,091		$56,481		$62,069		$65,722		$66,084
Portfolio turnover	44%		96%		29%		65%		60%		47%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
†	Fiscal year-end changed from August 31 to July 31.
††	Amount less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).
(4)	Interest expense primarily relates to investments in reverse repurchase agreement transactions.
(5)	Annualized.

40 PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.10 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Joint Annual Shareholder Meeting Results/Changes to the Funds’ Board of Trustees/
Proxy Voting Policies & Procedures/Change in Portfolio Manager (unaudited)

Joint Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on December 16, 2009. Common/Preferred shareholders voted as indicated below:

Income Strategy:

		Withheld
	Affirmative	Authority
Election of R. Peter Sullivan, III – Class III to serve until 2012	16,502,991	394,495

Election of John C. Maney† – Class III to serve until 2012	16,486,153	411,333

Messr. Paul Belica, Robert E. Connor*, Hans W. Kertess, James A. Jacobson and William B. Ogden, IV continue to serve as Trustees of Income Strategy.

Income Strategy II:

		Withheld
	Affirmative	Authority
Election of R. Peter Sullivan, III – Class II to serve until 2012	36,283,414	996,035

Messr. Paul Belica, Robert E. Connor*, Hans W. Kertess, William B. Ogden, IV, James A. Jacobson and John C. Maney† continue to serve as Trustees of Income Strategy II.

*	Preferred Shares Trustee
†	Interested Trustee

Changes to the Funds’ Board of Trustees:

Diana L. Taylor resigned as Trustee of the Funds on September 10, 2009.

On December 14, 2009, the Funds’ Board of Trustees appointed James A. Jacobson as a Trustee.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

Change in Portfolio Manager:

Effective December 15, 2009, Mr. William H. Gross assumed primary responsibility for the day-to-day portfolio management of the Funds. Mr. Gross founded PIMCO more than 38 years ago and is a managing director and co-Chief Investment Officer of the company. He has 40 years of investment experience and holds an MBA from the Anderson School of Management at the University of California, Los Angeles. He received his undergraduate degree from Duke University.

1.31.10 | PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II Semi-Annual Report 41

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Changes to Fund Names and Investment Policies (unaudited)

Effective March 1, 2010, each Fund changed its name and rescinded its non-fundamental investment policy to, under normal market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, securities with durations of less than or equal to one year, and fixed rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. Each Fund now seeks to achieve its investment objective by ordinarily investing in a diversified portfolio of floating and/or fixed-rate debt instruments.

The new names for PIMCO Floating Rate Income Fund (PFL) and PIMCO Floating Rate Strategy Fund (PFN) are PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II, respectively. The New York Stock Exchange ticker symbols for the Funds’ common shares (PFL and PFN) remain the same.

Under their new names and policies, the Funds have flexibility to allocate and re-allocate assets in varying proportions among floating- and fixed-rate debt instruments as well as among investment grade and non-investment grade securities, and may choose to focus more heavily or exclusively on either asset class or rating quality at any time, based on assessments of relative values, market conditions and other factors made by the Sub-Adviser.

Effective December 28, 2009, the investment policies and guidelines of the Funds were also revised as follows:

Below Investment Grade Securities: The policies of PFL and PFN, each of which may invest without limit in below investment grade securities, have been revised such that each Fund may not invest more than 20% of its total assets in securities that are, at the time of purchase, rated CCC/Caa or below by each ratings agency rating the security, or unrated but judged by PIMCO to be of comparable quality. Each of the Funds previously observed a limit of 10% of their total assets in CCC+/Caa1 or lower securities. The Funds may also invest without limit in investment grade securities.

The Funds may invest in issuers of any credit quality (including debt securities in the lowest ratings categories and securities that are in default or the issuers of which are in bankruptcy) if the Sub-Adviser determines that the particular security offers an attractive yield relative to its risk profile. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Debt securities in the lowest investment grade category also may be considered to posses some speculative characteristics by certain rating agencies. The Funds’ credit quality policies apply only at the time a security is purchased, and the Funds are not required to dispose of a security in the event that a rating agency or the Sub-Adviser downgrades its assessment of the credit characteristics of a particular issue.

Duration: In addition, the prior guideline observed by the Funds of normally having a low average portfolio duration (zero to three years) has been revised such that the average portfolio duration of each Fund will normally be in a low to intermediate range (zero to eight years), although it may be longer at any time based on the Sub-Adviser’s assessment of market conditions and other factors. The Sub-Adviser may utilize certain strategies, including investments in structured notes or interest rate futures contracts or swap, cap, floor or collar transactions, for the purpose of reducing the interest rate sensitivity of the Funds’ portfolios, although there is no assurance that it will do so or that such strategies will be successful.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a security’s duration, the more sensitive it will be to changes in interest rates — i.e., the prices of debt obligations typically fall when market interest rates rise.

Emerging Market Securities: Each Fund may now invest up to 25% of its total assets in securities of issuers economically tied to emerging market countries. This reflects an increase in each Fund’s previous maximum investment limit in emerging market securities of 10% of total assets.

Foreign investment risk may be particularly high to the extent that the Funds invest in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, and greater than, the risks of investing in developed foreign countries, including (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

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Board of Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Robert E. Connor	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
R. Peter Sullivan III	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing
P.O.Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes& Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section23(c)of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Roomin Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds are available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 1, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 1, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 1, 2010